Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	As of June 30,
	2026	2025
	USD	USD
Finished goods	-	13,415
Total	-	13,415
Inventory write-down	-	-
Inventories, net	-	13,415

Schedule of Inventory Write-Down

The movement of inventory write-down was as follows:

	As of June 30,
	2026	2025
	USD	USD
Balance at beginning of the year presented	-	(12,288)
Write offs during the year	-	12,378
Foreign currency translation adjustment	-	(90)
Balance at end of the year presented	-	-